Litigation (Details) SFr in Millions, $ in Millions	1 Months Ended	3 Months Ended
	Jul. 31, 2018 USD ($)	Jun. 30, 2018 CHF (SFr)	Jun. 30, 2018 USD ($)
Pending Litigation
Litigation disclosures
Net litigation provisions recorded | SFr		SFr 94
Pending Litigation | Minimum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr		0
Pending Litigation | Maximum
Litigation provisions
Range of possible losses that are not covered by existing provisions | SFr		SFr 1,500
Litigation Hiring pracices investigation | US Securities and Exchange Commission (SEC)
Litigation disclosures
Litigation Settlement, Amount Awarded to Other Party			$ 29.7
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Phoenix Light SF Ltd. | Supreme Court for the State of New York, New York County (SCNY)
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC	$ 281.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Federal Home Loan Banks of Seattle, and Boston - Seatle action | Various state courts
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC			104.0
Credit Suisse Securities (USA) LLC | Mortgage-related matters - Individual investor actions | Tennessee Consolidated Retirement System | Tennessee State Court
Litigation disclosures
Value of RMBS issued by third party underwritten by CSS LLC	$ 24.0
Credit Suisse Hong Kong Limited [Member] | Litigation Hiring pracices investigation | United States Department of Justice (DOJ)
Litigation disclosures
of which fines			$ 47.0